ISI

  INTERNATIONAL STRATEGY & INVESTMENT


                                       ISI
                                MANAGED MUNICIPAL
                                   FUND SHARES

                               (A CLASS OF MANAGED
                              MUNICIPAL FUND, INC.)

                               [GRAPHICS OMITTED]

                                   MUNICIPALS
                                   ----------

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

INVESTMENT ADVISOR'S REPORT

     We are pleased to report on the progress of your Fund for the period ended April 30, 2001. For the past 12 months, the Fund has recorded a total return of 9.73%. Since its inception on February 26, 1990, the Fund has produced a cumulative total return of 98.00%, which translates into an average annual total return of 6.30%.1 These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge.


PORTFOLIO MANAGEMENT
     The Fund's bond portfolio has an average maturity of 9.4 years. The emphasis on longer maturities is based on these factors: 1) ISI expects interest rates to decline resulting in capital gains for the portfolio's long maturities (please see the Economic Outlook that follows this letter), 2) ISI believes the ten-year sector of the municipal market has good relative value and 3) ISI expects the Federal Reserve will continue lowering its Benchmark short term rate so that yields on tax-free money funds are likely to dip into the 2% range, driving investors into longer maturity, higher yielding, municipal bond funds.

     The ten-year sector has good relative value when compared with short maturities. For example, the yield gain experienced when selling two-year municipals while buying ten-year issues has moved from a 38 basis points pickup to a 111 basis points pickup over the last six months. Please see the graph in the next column.

--------------------------------------------------------------------------------

1 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS, FOR ISI SHARES, AS OF APRIL 30, 2001,
  INCLUDING THE 4.45% MAXIMUM SALES CHARGE WERE: ONE-YEAR 4.85%, FIVE-YEARS 4.62%, AND TEN-YEARS 5.63%. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
                            HISTORICAL YIELD SPREAD-
                        10 YEAR VS 2 YEAR AAA MUNICIPALS
                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Basis Points

10/27/00               38
11/3/00                38
11/10/00               38
11/17/00               38
11/24/00               38
12/1/00                38
12/8/00                36
12/15/00               34
12/22/00               36
12/29/00               36
1/5/01                 41
1/12/01                64
1/19/01                71
1/26/01                74
2/2/01                 78
2/9/01                 81
2/16/01                84
2/23/01                85
3/2/01                 85
3/9/01                 85
3/16/01                89
3/23/01                91
3/30/01                91
4/6/01                 95
4/13/01                97
4/20/01                98
4/27/01               106
5/4/01                111

Source: Bloomberg

     Also helping to move interest rates lower ISI expects the Federal Reserve to drop its Federal Funds Benchmark rate by another 75 basis points, ie, from today's 4.50% to 3.75% within the next three months. A sharp drop like that in a short period of time could precipitate a flight from money market funds to longer term mutual funds as it did in 1991 to 1993. Also similar to that period, the size of investments in money market funds and CDs has significantly jumped as the Federal Reserve Board has raised interest rates. See the pair of charts on the next page.

INVESTMENT ADVISOR'S REPORT (CONCLUDED)

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MONEY MARKET FUNDS AND SMALL CDS 1

  Billions of $ invested
Graph B                MM
7-Jan-85             1058
14-Jan-85            1060
21-Jan-85            1060
28-Jan-85            1060
4-Feb-85             1058
11-Feb-85            1058
18-Feb-85            1059
25-Feb-85            1058
4-Mar-85             1058
11-Mar-85            1058
18-Mar-85            1058
25-Mar-85            1060
1-Apr-85             1061
8-Apr-85             1060
15-Apr-85            1059
22-Apr-85            1061
29-Apr-85            1061
6-May-85             1062
13-May-85            1062
20-May-85            1063
27-May-85            1063
3-Jun-85             1064
10-Jun-85            1065
17-Jun-85            1066
24-Jun-85            1068
1-Jul-85             1068
8-Jul-85             1066
15-Jul-85            1066
22-Jul-85            1063
29-Jul-85            1062
5-Aug-85             1061
12-Aug-85            1061
19-Aug-85            1060
26-Aug-85            1059
2-Sep-85             1059
9-Sep-85             1058
16-Sep-85            1058
23-Sep-85            1058
30-Sep-85            1059
7-Oct-85             1059
14-Oct-85            1058
21-Oct-85            1057
28-Oct-85            1057
4-Nov-85             1056
11-Nov-85            1056
18-Nov-85            1056
25-Nov-85            1057
2-Dec-85             1058
9-Dec-85             1060
16-Dec-85            1060
23-Dec-85            1061
30-Dec-85            1062
6-Jan-86             1064
13-Jan-86            1066
20-Jan-86            1067
27-Jan-86            1070
3-Feb-86             1070
10-Feb-86            1071
17-Feb-86            1072
24-Feb-86            1072
3-Mar-86             1073
10-Mar-86            1076
17-Mar-86            1078
24-Mar-86            1080
31-Mar-86            1084
7-Apr-86             1083
14-Apr-86            1085
21-Apr-86            1086
28-Apr-86            1087
5-May-86             1087
12-May-86            1087
19-May-86            1087
26-May-86            1086
2-Jun-86             1085
9-Jun-86             1085
16-Jun-86            1085
23-Jun-86            1086
30-Jun-86            1085
7-Jul-86             1086
14-Jul-86            1085
21-Jul-86            1085
28-Jul-86            1085
4-Aug-86             1085
11-Aug-86            1085
18-Aug-86            1082
25-Aug-86            1081
1-Sep-86             1080
8-Sep-86             1080
15-Sep-86            1080
22-Sep-86            1082
29-Sep-86            1083
6-Oct-86             1082
13-Oct-86            1080
20-Oct-86            1077
27-Oct-86            1076
3-Nov-86             1073
10-Nov-86            1070
17-Nov-86            1069
24-Nov-86            1069
1-Dec-86             1067
8-Dec-86             1066
15-Dec-86            1066
22-Dec-86            1068
29-Dec-86            1067
5-Jan-87             1069
12-Jan-87            1068
19-Jan-87            1065
26-Jan-87            1065
2-Feb-87             1063
9-Feb-87             1063
16-Feb-87            1063
23-Feb-87            1062
2-Mar-87             1061
9-Mar-87             1061
16-Mar-87            1060
23-Mar-87            1059
30-Mar-87            1059
6-Apr-87             1058
13-Apr-87            1058
20-Apr-87            1058
27-Apr-87            1059
4-May-87             1059
11-May-87            1058
18-May-87            1058
25-May-87            1060
1-Jun-87             1062
8-Jun-87             1065
15-Jun-87            1066
22-Jun-87            1066
29-Jun-87            1068
6-Jul-87             1071
13-Jul-87            1073
20-Jul-87            1074
27-Jul-87            1077
3-Aug-87             1079
10-Aug-87            1083
17-Aug-87            1085
24-Aug-87            1087
31-Aug-87            1088
7-Sep-87             1092
14-Sep-87            1095
21-Sep-87            1097
28-Sep-87            1098
5-Oct-87             1102
12-Oct-87            1105
19-Oct-87            1108
26-Oct-87            1117
2-Nov-87             1121
9-Nov-87             1126
16-Nov-87            1130
23-Nov-87            1132
30-Nov-87            1134
7-Dec-87             1139
14-Dec-87            1142
21-Dec-87            1146
28-Dec-87            1147
4-Jan-88             1149
11-Jan-88            1154
18-Jan-88            1160
25-Jan-88            1164
1-Feb-88             1170
8-Feb-88             1175
15-Feb-88            1179
22-Feb-88            1182
29-Feb-88            1185
7-Mar-88             1189
14-Mar-88            1191
21-Mar-88            1194
28-Mar-88            1196
4-Apr-88             1198
11-Apr-88            1202
18-Apr-88            1203
25-Apr-88            1205
2-May-88             1206
9-May-88             1208
16-May-88            1210
23-May-88            1212
30-May-88            1212
6-Jun-88             1211
13-Jun-88            1211
20-Jun-88            1212
27-Jun-88            1215
4-Jul-88             1216
11-Jul-88            1218
18-Jul-88            1220
25-Jul-88            1222
1-Aug-88             1223
8-Aug-88             1225
15-Aug-88            1227
22-Aug-88            1231
29-Aug-88            1233
5-Sep-88             1235
12-Sep-88            1238
19-Sep-88            1242
26-Sep-88            1245
3-Oct-88             1249
10-Oct-88            1252
17-Oct-88            1255
24-Oct-88            1258
31-Oct-88            1260
7-Nov-88             1264
14-Nov-88            1268
21-Nov-88            1272
28-Nov-88            1275
5-Dec-88             1276
12-Dec-88            1279
19-Dec-88            1282
26-Dec-88            1284
2-Jan-89             1288
9-Jan-89             1291
16-Jan-89            1295
23-Jan-89            1298
30-Jan-89            1302
6-Feb-89             1304
13-Feb-89            1308
20-Feb-89            1312
27-Feb-89            1315
6-Mar-89             1321
13-Mar-89            1325
20-Mar-89            1329
27-Mar-89            1334
3-Apr-89             1340
10-Apr-89            1346
17-Apr-89            1352
24-Apr-89            1356
1-May-89             1361
8-May-89             1368
15-May-89            1374
22-May-89            1381
29-May-89            1384
5-Jun-89             1388
12-Jun-89            1394
19-Jun-89            1399
26-Jun-89            1404
3-Jul-89             1408
10-Jul-89            1413
17-Jul-89            1417
24-Jul-89            1420
31-Jul-89            1423
7-Aug-89             1429
14-Aug-89            1431
21-Aug-89            1435
28-Aug-89            1438
4-Sep-89             1440
11-Sep-89            1442
18-Sep-89            1445
25-Sep-89            1448
2-Oct-89             1451
9-Oct-89             1453
16-Oct-89            1454
23-Oct-89            1458
30-Oct-89            1459
6-Nov-89             1462
13-Nov-89            1464
20-Nov-89            1465
27-Nov-89            1466
4-Dec-89             1469
11-Dec-89            1471
18-Dec-89            1472
25-Dec-89            1474
1-Jan-90             1475
8-Jan-90             1478
15-Jan-90            1475
22-Jan-90            1476
29-Jan-90            1478
5-Feb-90             1481
12-Feb-90            1482
19-Feb-90            1483
26-Feb-90            1484
5-Mar-90             1484
12-Mar-90            1485
19-Mar-90            1486
26-Mar-90            1487
2-Apr-90             1489
9-Apr-90             1489
16-Apr-90            1489
23-Apr-90            1490
30-Apr-90            1492
7-May-90             1491
14-May-90            1490
21-May-90            1487
28-May-90            1488
4-Jun-90             1491
11-Jun-90            1492
18-Jun-90            1497
25-Jun-90            1497
2-Jul-90             1500
9-Jul-90             1499
16-Jul-90            1501
23-Jul-90            1502
30-Jul-90            1505
6-Aug-90             1507
13-Aug-90            1510
20-Aug-90            1510
27-Aug-90            1513
3-Sep-90             1515
10-Sep-90            1516
17-Sep-90            1517
24-Sep-90            1518
1-Oct-90             1520
8-Oct-90             1522
15-Oct-90            1521
22-Oct-90            1522
29-Oct-90            1522
5-Nov-90             1522
12-Nov-90            1522
19-Nov-90            1523
26-Nov-90            1525
3-Dec-90             1527
10-Dec-90            1528
17-Dec-90            1529
24-Dec-90            1532
31-Dec-90            1534
7-Jan-91             1535
14-Jan-91            1538
21-Jan-91            1541
28-Jan-91            1542
4-Feb-91             1542
11-Feb-91            1543
18-Feb-91            1543
25-Feb-91            1545
4-Mar-91             1545
11-Mar-91            1544
18-Mar-91            1544
25-Mar-91            1544
1-Apr-91             1542
8-Apr-91             1542
15-Apr-91            1539
22-Apr-91            1537
29-Apr-91            1534
6-May-91             1533
13-May-91            1531
20-May-91            1529
27-May-91            1527
3-Jun-91             1524
10-Jun-91            1521
17-Jun-91            1520
24-Jun-91            1516
1-Jul-91             1516
8-Jul-91             1512
15-Jul-91            1508
22-Jul-91            1506
29-Jul-91            1502
5-Aug-91             1498
12-Aug-91            1496
19-Aug-91            1493
26-Aug-91            1492
2-Sep-91             1489
9-Sep-91             1487
16-Sep-91            1485
23-Sep-91            1482
30-Sep-91            1477
7-Oct-91             1474
14-Oct-91            1471
21-Oct-91            1468
28-Oct-91            1464
4-Nov-91             1458
11-Nov-91            1457
18-Nov-91            1453
25-Nov-91            1450
2-Dec-91             1445
9-Dec-91             1442
16-Dec-91            1442
23-Dec-91            1434
30-Dec-91            1429
6-Jan-92             1419
13-Jan-92            1415
20-Jan-92            1411
27-Jan-92            1409
3-Feb-92             1404
10-Feb-92            1398
17-Feb-92            1395
24-Feb-92            1390
2-Mar-92             1385
9-Mar-92             1378
16-Mar-92            1372
23-Mar-92            1366
30-Mar-92            1361
6-Apr-92             1356
13-Apr-92            1351
20-Apr-92            1345
27-Apr-92            1341
4-May-92             1338
11-May-92            1332
18-May-92            1328
25-May-92            1323
1-Jun-92             1321
8-Jun-92             1318
15-Jun-92            1314
22-Jun-92            1310
29-Jun-92            1308
6-Jul-92             1302
13-Jul-92            1301
20-Jul-92            1295
27-Jul-92            1292
3-Aug-92             1288
10-Aug-92            1283
17-Aug-92            1281
24-Aug-92            1278
31-Aug-92            1276
7-Sep-92             1271
14-Sep-92            1267
21-Sep-92            1262
28-Sep-92            1259
5-Oct-92             1254
12-Oct-92            1255
19-Oct-92            1253
26-Oct-92            1249
2-Nov-92             1247
9-Nov-92             1240
16-Nov-92            1235
23-Nov-92            1231
30-Nov-92            1230
7-Dec-92             1227
14-Dec-92            1221
21-Dec-92            1219
28-Dec-92            1216
4-Jan-93             1215
11-Jan-93            1212
18-Jan-93            1208
25-Jan-93            1207
1-Feb-93             1203
8-Feb-93             1201
15-Feb-93            1200
22-Feb-93            1199
1-Mar-93             1198
8-Mar-93             1197
15-Mar-93            1195
22-Mar-93            1192
29-Mar-93            1191
5-Apr-93             1186
12-Apr-93            1184
19-Apr-93            1182
26-Apr-93            1182
3-May-93             1182
10-May-93            1180
17-May-93            1178
24-May-93            1179
31-May-93            1177
7-Jun-93             1175
14-Jun-93            1172
21-Jun-93            1169
28-Jun-93            1166
5-Jul-93             1161
12-Jul-93            1162
19-Jul-93            1160
26-Jul-93            1158
2-Aug-93             1157
9-Aug-93             1154
16-Aug-93            1151
23-Aug-93            1150
30-Aug-93            1147
6-Sep-93             1146
13-Sep-93            1146
20-Sep-93            1145
27-Sep-93            1146
4-Oct-93             1144
11-Oct-93            1142
18-Oct-93            1139
25-Oct-93            1138
1-Nov-93             1138
8-Nov-93             1138
15-Nov-93            1138
22-Nov-93            1140
29-Nov-93            1138
6-Dec-93             1137
13-Dec-93            1136
20-Dec-93            1135
27-Dec-93            1134
3-Jan-94             1134
10-Jan-94            1134
17-Jan-94            1130
24-Jan-94            1129
31-Jan-94            1125
7-Feb-94             1126
14-Feb-94            1124
21-Feb-94            1123
28-Feb-94            1122
7-Mar-94             1124
14-Mar-94            1125
21-Mar-94            1126
28-Mar-94            1126
4-Apr-94             1127
11-Apr-94            1132
18-Apr-94            1134
25-Apr-94            1138
2-May-94             1138
9-May-94             1141
16-May-94            1141
23-May-94            1142
30-May-94            1139
6-Jun-94             1138
13-Jun-94            1137
20-Jun-94            1135
27-Jun-94            1137
4-Jul-94             1140
11-Jul-94            1142
18-Jul-94            1144
25-Jul-94            1145
1-Aug-94             1146
8-Aug-94             1148
15-Aug-94            1149
22-Aug-94            1150
29-Aug-94            1148
5-Sep-94             1149
12-Sep-94            1153
19-Sep-94            1157
26-Sep-94            1159
3-Oct-94             1162
10-Oct-94            1165
17-Oct-94            1168
24-Oct-94            1170
31-Oct-94            1174
7-Nov-94             1177
14-Nov-94            1181
21-Nov-94            1185
28-Nov-94            1187
5-Dec-94             1192
12-Dec-94            1196
19-Dec-94            1199
26-Dec-94            1202
2-Jan-95             1206
9-Jan-95             1209
16-Jan-95            1216
23-Jan-95            1222
30-Jan-95            1227
6-Feb-95             1231
13-Feb-95            1234
20-Feb-95            1238
27-Feb-95            1244
6-Mar-95             1247
13-Mar-95            1255
20-Mar-95            1259
27-Mar-95            1264
3-Apr-95             1267
10-Apr-95            1271
17-Apr-95            1276
24-Apr-95            1283
1-May-95             1287
8-May-95             1294
15-May-95            1296
22-May-95            1304
29-May-95            1307
5-Jun-95             1311
12-Jun-95            1316
19-Jun-95            1321
26-Jun-95            1323
3-Jul-95             1329
10-Jul-95            1332
17-Jul-95            1337
24-Jul-95            1342
31-Jul-95            1345
7-Aug-95             1349
14-Aug-95            1350
21-Aug-95            1353
28-Aug-95            1355
4-Sep-95             1359
11-Sep-95            1358
18-Sep-95            1361
25-Sep-95            1362
2-Oct-95             1364
9-Oct-95             1366
16-Oct-95            1367
23-Oct-95            1368
30-Oct-95            1370
6-Nov-95             1372
13-Nov-95            1375
20-Nov-95            1375
27-Nov-95            1379
4-Dec-95             1380
11-Dec-95            1378
18-Dec-95            1382
25-Dec-95            1382
1-Jan-96             1383
8-Jan-96             1384
15-Jan-96            1389
22-Jan-96            1387
29-Jan-96            1387
5-Feb-96             1388
12-Feb-96            1390
19-Feb-96            1393
26-Feb-96            1399
4-Mar-96             1400
11-Mar-96            1400
18-Mar-96            1404
25-Mar-96            1404
1-Apr-96             1403
8-Apr-96             1404
15-Apr-96            1406
22-Apr-96            1404
29-Apr-96            1403
6-May-96             1407
13-May-96            1412
20-May-96            1408
27-May-96            1407
3-Jun-96             1412
10-Jun-96            1411
17-Jun-96            1416
24-Jun-96            1417
1-Jul-96             1418
8-Jul-96             1420
15-Jul-96            1421
22-Jul-96            1426
29-Jul-96            1427
5-Aug-96             1428
12-Aug-96            1428
19-Aug-96            1430
26-Aug-96            1432
2-Sep-96             1433
9-Sep-96             1435
16-Sep-96            1436
23-Sep-96            1438
30-Sep-96            1440
7-Oct-96             1442
14-Oct-96            1445
21-Oct-96            1446
28-Oct-96            1450
4-Nov-96             1451
11-Nov-96            1453
18-Nov-96            1453
25-Nov-96            1454
2-Dec-96             1454
9-Dec-96             1460
16-Dec-96            1462
23-Dec-96            1465
30-Dec-96            1465
6-Jan-97             1465
13-Jan-97            1468
20-Jan-97            1466
27-Jan-97            1468
3-Feb-97             1472
10-Feb-97            1472
17-Feb-97            1475
24-Feb-97            1472
3-Mar-97             1477
10-Mar-97            1479
17-Mar-97            1480
24-Mar-97            1482
31-Mar-97            1486
7-Apr-97             1490
14-Apr-97            1492
21-Apr-97            1494
28-Apr-97            1495
5-May-97             1494
12-May-97            1495
19-May-97            1499
26-May-97            1502
2-Jun-97             1502
9-Jun-97             1505
16-Jun-97            1505
23-Jun-97            1507
30-Jun-97            1511
7-Jul-97             1517
14-Jul-97            1517
21-Jul-97            1518
28-Jul-97            1520
4-Aug-97             1524
11-Aug-97            1528
18-Aug-97            1533
25-Aug-97            1534
1-Sep-97             1540
8-Sep-97             1539
15-Sep-97            1541
22-Sep-97            1541
29-Sep-97            1543
6-Oct-97             1544
13-Oct-97            1545
20-Oct-97            1547
27-Oct-97            1549
3-Nov-97             1551
10-Nov-97            1553
17-Nov-97            1556
24-Nov-97            1560
1-Dec-97             1558
8-Dec-97             1560
15-Dec-97            1558
22-Dec-97            1558
29-Dec-97            1561
5-Jan-98             1563
12-Jan-98            1570
19-Jan-98            1568
26-Jan-98            1571
2-Feb-98             1572
9-Feb-98             1575
16-Feb-98            1579
23-Feb-98            1583
2-Mar-98             1583
9-Mar-98             1588
16-Mar-98            1588
23-Mar-98            1588
30-Mar-98            1589
6-Apr-98             1591
13-Apr-98            1595
20-Apr-98            1593
27-Apr-98            1596
4-May-98             1599
11-May-98            1603
18-May-98            1604
25-May-98            1609
1-Jun-98             1612
8-Jun-98             1616
15-Jun-98            1615
22-Jun-98            1618
29-Jun-98            1619
6-Jul-98             1619
13-Jul-98            1621
20-Jul-98            1618
27-Jul-98            1622
3-Aug-98             1623
10-Aug-98            1627
17-Aug-98            1630
24-Aug-98            1634
31-Aug-98            1640
7-Sep-98             1647
14-Sep-98            1651
21-Sep-98            1654
28-Sep-98            1654
5-Oct-98             1656
12-Oct-98            1662
19-Oct-98            1669
26-Oct-98            1676
2-Nov-98             1677
9-Nov-98             1679
16-Nov-98            1679
23-Nov-98            1679
30-Nov-98            1678
7-Dec-98             1682
14-Dec-98            1683
21-Dec-98            1687
28-Dec-98            1689
4-Jan-99             1690
11-Jan-99            1685
18-Jan-99            1690
25-Jan-99            1692
1-Feb-99             1691
8-Feb-99             1697
15-Feb-99            1698
22-Feb-99            1699
1-Mar-99             1698
8-Mar-99             1699
15-Mar-99            1693
22-Mar-99            1694
29-Mar-99            1700
5-Apr-99             1699
12-Apr-99            1698
19-Apr-99            1701
26-Apr-99            1705
3-May-99             1706
10-May-99            1705
17-May-99            1706
24-May-99            1708
31-May-99            1712
7-Jun-99             1708
14-Jun-99            1712
21-Jun-99            1713
28-Jun-99            1714
5-Jul-99             1712
12-Jul-99            1719
19-Jul-99            1719
26-Jul-99            1721
2-Aug-99             1720
9-Aug-99             1725
16-Aug-99            1727
23-Aug-99            1727
30-Aug-99            1727
6-Sep-99             1732
13-Sep-99            1733
20-Sep-99            1737
27-Sep-99            1743
4-Oct-99             1745
11-Oct-99            1748
18-Oct-99            1751
25-Oct-99            1751
1-Nov-99             1756
8-Nov-99             1762
15-Nov-99            1764
22-Nov-99            1770
29-Nov-99            1773
6-Dec-99             1779
13-Dec-99            1780
20-Dec-99            1787
27-Dec-99            1789
3-Jan-00             1801
10-Jan-00            1808
17-Jan-00            1805
24-Jan-00            1811
31-Jan-00            1818
7-Feb-00             1820
14-Feb-00            1819
21-Feb-00            1823
28-Feb-00            1825
6-Mar-00             1826
13-Mar-00            1834
20-Mar-00            1845
27-Mar-00            1846
3-Apr-00             1857
10-Apr-00            1864
17-Apr-00            1868
24-Apr-00            1870
1-May-00             1870
8-May-00             1872
15-May-00            1877
22-May-00            1881
29-May-00            1885
5-Jun-00             1889
12-Jun-00            1893
19-Jun-00            1897
26-Jun-00            1897
3-Jul-00             1900
10-Jul-00            1893
17-Jul-00            1898
24-Jul-00            1903
31-Jul-00            1909
7-Aug-00             1914
14-Aug-00            1912
21-Aug-00            1918
28-Aug-00            1920
4-Sep-00             1924
11-Sep-00            1926
18-Sep-00            1933
25-Sep-00            1932
2-Oct-00             1941
9-Oct-00             1940
16-Oct-00            1946
23-Oct-00            1948
30-Oct-00            1948
6-Nov-00             1948
13-Nov-00            1957
20-Nov-00            1957
27-Nov-00            1965
4-Dec-00             1971
11-Dec-00            1972
18-Dec-00            1980
25-Dec-00            1986
1-Jan-01             1998
8-Jan-01             2001
15-Jan-01            2009
22-Jan-01            2016
29-Jan-01            2006
5-Feb-01             2004
12-Feb-01            2010
19-Feb-01            2010
26-Feb-01            2012
5-Mar-01             2018
12-Mar-01            2022
19-Mar-01            2022
26-Mar-01            2034
2-Apr-01             2036
9-Apr-01             2034
16-Apr-01            2036
23-Apr-01            2037
30-Apr-01            2036

Source: Data Resources International
1 Small CDs are those CDs worth less than $100,000.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FED FUNDS TARGET RATE

   Fed Funds Rate
Date               Px Mid
1/31/85              8.25
2/28/85              8.50
3/31/85              8.50
4/30/85              8.25
5/31/85              7.75
6/30/85              7.75
7/31/85              7.69
8/31/85              7.88
9/30/85              8.00
10/31/85             8.00
11/30/85             8.00
12/31/85             7.75
1/31/86              7.75
2/28/86              7.75
3/31/86              7.25
4/30/86              6.75
5/31/86              6.81
6/30/86              6.88
7/31/86              6.38
8/31/86              5.88
9/30/86              5.88
10/31/86             5.88
11/30/86             5.88
12/31/86             5.88
1/31/87              6.00
2/28/87              6.00
3/31/87              6.00
4/30/87              6.50
5/31/87              6.75
6/30/87              6.75
7/31/87              6.63
8/31/87              6.63
9/30/87              7.29
10/31/87             7.32
11/30/87             6.81
12/31/87             6.81
1/31/88              6.63
2/29/88              6.50
3/31/88              6.75
4/30/88              6.75
5/31/88              7.25
6/30/88              7.50
7/31/88              7.69
8/31/88              8.13
9/30/88              8.13
10/31/88             8.13
11/30/88             8.38
12/31/88             8.69
1/31/89              9.00
2/28/89              9.31
3/31/89              9.75
4/30/89              9.75
5/31/89              9.75
6/30/89              9.56
7/31/89              9.31
8/31/89              9.00
9/30/89              9.00
10/31/89             9.00
11/30/89             8.50
12/31/89             8.25
1/31/90              8.25
2/28/90              8.25
3/31/90              8.25
4/30/90              8.25
5/31/90              8.25
6/30/90              8.25
7/31/90              8.00
8/31/90              8.00
9/30/90              8.00
10/31/90             8.00
11/30/90             7.50
12/31/90             7.00
1/31/91              6.75
2/28/91              6.25
3/31/91              6.00
4/30/91              5.75
5/31/91              5.75
6/30/91              5.75
7/31/91              5.75
8/31/91              5.50
9/30/91              5.28
10/31/91             5.00
11/30/91             4.75
12/31/91             4.00
1/31/92              4.00
2/29/92              4.00
3/31/92              4.00
4/30/92              3.75
5/31/92              3.75
6/30/92              3.75
7/31/92              3.25
8/31/92              3.25
9/30/92              3.00
10/31/92             3.00
11/30/92             3.00
12/31/92             3.00
1/31/93              3.00
2/28/93              3.00
3/31/93              3.00
4/30/93              3.00
5/31/93              3.00
6/30/93              3.00
7/31/93              3.00
8/31/93              3.00
9/30/93              3.00
10/31/93             3.00
11/30/93             3.00
12/31/93             3.00
1/31/94              3.00
2/28/94              3.25
3/31/94              3.50
4/30/94              3.75
5/31/94              4.25
6/30/94              4.25
7/31/94              4.25
8/31/94              4.75
9/30/94              4.75
10/31/94             4.75
11/30/94             5.50
12/31/94             5.50
1/31/95              5.50
2/28/95              6.00
3/31/95              6.00
4/30/95              6.00
5/31/95              6.00
6/30/95              6.00
7/31/95              5.75
8/31/95              5.75
9/30/95              5.75
10/31/95             5.75
11/30/95             5.75
12/31/95             5.50
1/31/96              5.25
2/29/96              5.25
3/31/96              5.25
4/30/96              5.25
5/31/96              5.25
6/30/96              5.25
7/31/96              5.25
8/31/96              5.25
9/30/96              5.25
10/31/96             5.25
11/30/96             5.25
12/31/96             5.25
1/31/97              5.25
2/28/97              5.25
3/31/97              5.50
4/30/97              5.50
5/31/97              5.50
6/30/97              5.50
7/31/97              5.50
8/31/97              5.50
9/30/97              5.50
10/31/97             5.50
11/30/97             5.50
12/31/97             5.50
1/31/98              5.50
2/28/98              5.50
3/31/98              5.50
4/30/98              5.50
5/31/98              5.50
6/30/98              5.50
7/31/98              5.50
8/31/98              5.50
9/30/98              5.25
10/31/98             5.00
11/30/98             4.75
12/31/98             4.75
1/31/99              4.75
2/28/99              4.75
3/31/99              4.75
4/30/99              4.75
5/31/99              4.75
6/30/99              5.00
7/31/99              5.00
8/31/99              5.25
9/30/99              5.25
10/31/99             5.25
11/30/99             5.50
12/31/99             5.50
1/31/00              5.50
2/29/00              5.75
3/31/00              6.00
4/30/00              6.00
5/31/00              6.50
6/30/00              6.50
7/31/00              6.50
8/31/00              6.50
9/30/00              6.50
10/31/00             6.50
11/30/00             6.50
12/31/00             6.50
1/31/01              5.50
2/28/01              5.50
3/31/01              5.00
4/30/01              4.50

     For both fundamental economic reasons and reasons particular in today's market, ISI expects longer maturity municipals have the potential to perform well over the next six months.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ Signature

R. Alan Medaugh
President
May 9, 2001

ECONOMIC OUTLOOK FOR 2001--AS OF APRIL 30, 2001

OVERVIEW
     ISI expects the US economy will be in near recession territory for the next six months. So, while we do see a better 2002, we are expecting weakness to continue for three reasons. First, there are still some pretty daunting signs of weakness including household employment plunging by 645,000 over the past three months and initial unemployment claims still averaging 400,000 per week. In addition, our company survey results fell sharply recently to another new low, analysts cut earnings estimates again for S&P 500 companies, and, although the University of Michigan Inflation Expectation Survey's measure of consumer confidence was up in early May, the ABC/Money Magazine Weekly Consumer Confidence Index continued to head straight down. Second, the model we have been using to forecast GDP projects more weakness in the second and third quarters, as central bank tightenings in 1999 and 2000 and the energy shock make their way through all time lags. Other frameworks we see also argue caution, including technology activity weakening in the wake of the NASDAQ's1 collapse, consumer spending being stretched, and capital spending being extended. Third, international economies are weakening as underscored recently by another decline in the world Leading Economic Indicator Index (LEI), down 0.6% month to month in March and 2.6% year to year (March-March) (it clearly leads G72 industrial production by six months). In addition, the LEI for Japan fell to just 25% in March, and German industrial production posted its biggest dive in six years. In the upcoming period, our forecast for the economy and markets will be guided most by our company surveys (particularly for housing and autos), unemployment claims and international economic developments.

--------------------------------------------------------------------------------
1 NASDAQ is  a  market  value-weighted  index  that  measures  all  domestic and non-US-based securities.
2 The seven largest industrialized  countries in the world--the US, Japan, Great
  Britain, France, Germany, Italy and Canada.

KEY ECONOMIC COMPONENTS

ISI COMPANY SURVEYS
     Last week, our Company Surveys Index fell from 46.0 to 42.0, its lowest level ever. The Company Survey Index is an average of our weekly surveys of retailers, auto dealers, manufacturing companies, homebuilders, banks and technology companies and is meant to be a measure of current economic strength. The four-week average also declined, falling from 44.3 to 43.9, its weakest reading since December 1995.

     The declines in our front-end surveys (auto dealers, homebuilders, and retailers falling sharply) could be just a pause after an unusually strong period for consumer spending. But they could be the first indication that higher energy prices, increased layoffs, and high debt levels are starting to have some impact on consumers' willingness to spend. We view movement in our surveys as a key to upcoming economic activity.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ISI COMPANY SURVEYS OVERALL AVERAGE

     Weekly Ratings
1/7/94              57.00
1/14/94             60.00
1/21/94             43.50
1/28/94             48.40
2/4/94              51.00
2/11/94             43.80
2/18/94             53.50
2/25/94             55.90
3/4/94              49.20
3/11/94             51.60
3/18/94             52.20
3/25/94             50.90
4/1/94              52.70
4/8/94              53.20
4/15/94             52.10
4/22/94             53.30
4/29/94             55.20
5/6/94              51.50
5/13/94             51.80
5/20/94             53.70
5/27/94             55.90
6/3/94              52.80
6/10/94             55.00
6/17/94             53.60
6/24/94             55.50
7/1/94              55.10
7/8/94              54.70
7/15/94             52.90
7/22/94             57.30
7/29/94             56.60
8/5/94              56.70
8/12/94             55.30
8/19/94             56.10
8/26/94             55.90
9/2/94              56.80
9/9/94              61.30
9/16/94             51.40
9/23/94             50.30
9/30/94             50.60
10/7/94             57.30
10/14/94            54.90
10/21/94            55.90
10/28/94            59.60
11/4/94             50.00
11/11/94            56.70
11/18/94            56.20
11/25/94            53.80
12/2/94             52.60
12/9/94             53.00
12/16/94            53.80
12/23/94            54.20
12/30/94            59.70
1/6/95              62.80
1/13/95             54.60
1/20/95             56.00
1/27/95             52.60
2/3/95              50.00
2/10/95             51.60
2/17/95             53.40
2/24/95             56.40
3/3/95              53.10
3/10/95             52.00
3/17/95             54.50
3/24/95             55.60
3/31/95             53.20
4/7/95              56.10
4/14/95             51.30
4/21/95             52.40
4/28/95             49.50
5/5/95              48.10
5/12/95             48.70
5/19/95             51.70
5/26/95             54.00
6/2/95              55.00
6/9/95              53.90
6/16/95             50.90
6/23/95             52.40
6/30/95             51.50
7/7/95              53.50
7/14/95             52.30
7/21/95             52.20
7/28/95             55.80
8/4/95              54.00
8/11/95             53.80
8/18/95             52.80
8/25/95             52.10
9/1/95              53.40
9/8/95              54.70
9/15/95             53.90
9/22/95             54.00
9/29/95             51.50
10/6/95             49.20
10/13/95            46.20
10/20/95            47.50
10/27/95            44.90
11/3/95             46.00
11/10/95            49.10
11/17/95            50.60
11/24/95            50.80
12/1/95             44.90
12/8/95             44.20
12/15/95            43.10
12/22/95            42.70
12/29/95            47.00
1/5/96              48.40
1/12/96             46.80
1/19/96             44.70
1/26/96             48.90
2/2/96              48.80
2/9/96              47.30
2/16/96             53.00
2/23/96             53.90
3/1/96              53.50
3/8/96              54.20
3/15/96             49.80
3/22/96             48.70
3/29/96             50.80
4/5/96              51.90
4/12/96             48.50
4/19/96             48.60
4/26/96             52.50
5/3/96              52.10
5/10/96             53.40
5/17/96             50.00
5/24/96             52.60
5/31/96             51.30
6/7/96              53.00
6/14/96             50.40
6/21/96             48.70
6/28/96             49.90
7/5/96              51.40
7/12/96             47.10
7/19/96             48.00
7/26/96             47.00
8/2/96              48.30
8/9/96              49.10
8/16/96             49.70
8/23/96             50.10
8/30/96             50.00
9/6/96              51.70
9/13/96             48.90
9/20/96             48.80
9/27/96             48.40
10/4/96             50.50
10/11/96            50.00
10/18/96            49.00
10/25/96            49.70
11/1/96             47.30
11/8/96             47.60
11/15/96            47.90
11/22/96            47.90
11/29/96            47.10
12/6/96             48.00
12/13/96            45.80
12/20/96            45.20
12/27/96            48.10
1/3/97              47.70
1/10/97             48.80
1/17/97             47.80
1/24/97             50.80
1/31/97             49.20
2/7/97              52.90
2/14/97             52.20
2/21/97             50.90
2/28/97             50.70
3/7/97              53.60
3/14/97             53.90
3/21/97             52.70
3/28/97             51.60
4/4/97              51.00
4/11/97             52.00
4/18/97             50.90
4/25/97             48.00
5/2/97              49.20
5/9/97              49.70
5/16/97             49.90
5/23/97             49.40
5/30/97             49.60
6/6/97              50.40
6/13/97             49.20
6/20/97             50.60
6/27/97             52.80
7/4/97              51.80
7/11/97             53.80
7/18/97             53.80
7/25/97             55.30
8/1/97              54.20
8/8/97              56.20
8/15/97             54.40
8/22/97             55.10
8/29/97             55.10
9/5/97              53.90
9/12/97             53.40
9/19/97             51.90
9/26/97             51.70
10/3/97             50.80
10/10/97            50.50
10/17/97            53.30
10/24/97            53.20
10/31/97            54.70
11/7/97             53.20
11/14/97            52.90
11/21/97            52.70
11/28/97            50.50
12/5/97             50.10
12/12/97            48.20
12/19/97            47.60
12/26/97            49.60
1/2/98              49.50
1/9/98              52.00
1/16/98             52.70
1/23/98             51.70
1/30/98             52.70
2/6/98              55.30
2/13/98             53.80
2/20/98             54.30
2/27/98             55.30
3/6/98              57.20
3/13/98             53.50
3/20/98             54.60
3/27/98             54.90
4/3/98              57.50
4/10/98             56.50
4/17/98             56.80
4/24/98             58.00
5/1/98              56.40
5/8/98              57.50
5/15/98             55.70
5/22/98             57.50
5/29/98             56.80
6/5/98              57.20
6/12/98             54.30
6/19/98             53.30
6/26/98             53.10
7/3/98              54.60
7/10/98             51.80
7/17/98             52.90
7/24/98             52.50
7/31/98             52.20
8/7/98              55.10
8/14/98             51.50
8/21/98             51.00
8/28/98             51.40
9/4/98              52.80
9/11/98             54.20
9/18/98             51.60
9/25/98             50.30
10/2/98             48.90
10/9/98             53.00
10/16/98            51.80
10/23/98            47.30
10/30/98            47.80
11/6/98             47.70
11/13/98            48.40
11/20/98            48.90
11/27/98            48.70
12/4/98             49.80
12/11/98            50.00
12/18/98            48.50
12/25/98            48.70
1/1/99              51.70
1/8/99              53.20
1/15/99             52.70
1/22/99             51.70
1/29/99             54.00
2/5/99              55.40
2/12/99             52.90
2/19/99             54.10
2/26/99             53.10
3/5/99              52.40
3/12/99             53.30
3/19/99             54.40
3/26/99             55.30
4/2/99              55.50
4/9/99              55.10
4/16/99             53.10
4/23/99             53.70
4/30/99             56.00
5/7/99              55.50
5/14/99             55.00
5/21/99             54.90
5/28/99             56.50
6/4/99              56.90
6/11/99             56.50
6/18/99             57.10
6/25/99             54.70
7/2/99              55.20
7/9/99              56.00
7/16/99             54.60
7/23/99             53.90
7/30/99             56.00
8/6/99              55.50
8/13/99             53.30
8/20/99             53.90
8/27/99             52.10
9/3/99              52.60
9/10/99             53.80
9/17/99             53.80
9/24/99             55.10
10/1/99             53.70
10/8/99             54.40
10/15/99            52.50
10/22/99            53.10
10/29/99            51.40
11/5/99             51.00
11/12/99            51.60
11/19/99            50.60
11/26/99            51.90
12/3/99             54.70
12/10/99            54.40
12/17/99            50.30
12/24/99            51.00
12/31/99            53.00
1/7/00              54.30
1/14/00             56.20
1/21/00             56.10
1/28/00             55.70
2/4/00              54.50
2/11/00             58.00
2/18/00             57.40
2/25/00             60.30
3/3/00              58.90
3/10/00             60.90
3/17/00             57.90
3/24/00             58.80
3/31/00             59.40
4/7/00              61.10
4/14/00             60.10
4/21/00             60.50
4/28/00             57.30
5/5/00              60.40
5/12/00             60.00
5/19/00             58.70
5/26/00             56.40
6/2/00              56.60
6/9/00              54.20
6/16/00             53.00
6/23/00             54.80
6/30/00             53.40
7/7/00              56.80
7/14/00             55.40
7/21/00             54.50
7/28/00             55.40
8/4/00              56.00
8/11/00             56.60
8/18/00             55.30
8/25/00             56.10
9/1/00              56.80
9/8/00              58.50
9/15/00             57.30
9/22/00             55.40
9/29/00             55.00
10/6/00             54.80
10/13/00            53.50
10/20/00            51.20
10/27/00            51.40
11/3/00             51.00
11/10/00            50.90
11/17/00            50.90
11/24/00            51.70
12/1/00             50.50
12/8/00             49.80
12/15/00            46.50
12/22/00            45.80
12/29/00            45.40
1/5/01              49.40
1/12/01             50.10
1/19/01             48.30
1/26/01             49.30
2/2/01              49.70
2/9/01              48.20
2/16/01             47.60
2/23/01             46.50
3/2/01              46.10
3/9/01              44.10
3/16/01             45.60
3/23/01             44.00
3/30/01             43.90
4/6/01              44.90
4/13/01             43.70
4/20/01             43.90
4/27/01             43.50
5/4/01              46.00
5/11/01             42.00

Source: ISI, Inc.

ECONOMIC OUTLOOK FOR 2001 (CONCLUDED)

INITIAL UNEMPLOYMENT CLAIMS ('CLAIMS')
     Claims can be a very reliable statistic because they are a survey of all first time claims paid by the government across the US. They are released weekly and are generally not subject to major revisions. In the past, this has been a good gauge of the economy. Currently, it is showing a typical recession reading.


                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

US INITIAL UNEMPLOYMENT CLAIMS
13 WEEK AVERAGE

 Year over Year % change
2-Jan-88           -14.70
9-Jan-88           -13.50
16-Jan-88          -11.50
23-Jan-88          -10.20
30-Jan-88           -9.30
6-Feb-88            -9.20
13-Feb-88           -8.50
20-Feb-88           -7.70
27-Feb-88           -7.00
5-Mar-88            -6.70
12-Mar-88           -6.10
19-Mar-88           -6.30
26-Mar-88           -6.30
2-Apr-88            -6.90
9-Apr-88            -7.00
16-Apr-88           -8.50
23-Apr-88           -8.80
30-Apr-88           -8.70
7-May-88            -7.90
14-May-88           -8.00
21-May-88           -8.40
28-May-88           -8.10
4-Jun-88            -8.20
11-Jun-88           -7.90
18-Jun-88           -7.50
25-Jun-88           -7.50
2-Jul-88            -7.60
9-Jul-88            -7.70
16-Jul-88           -6.40
23-Jul-88           -5.10
30-Jul-88           -4.40
6-Aug-88            -4.20
13-Aug-88           -3.50
20-Aug-88           -2.50
27-Aug-88           -2.10
3-Sep-88            -1.60
10-Sep-88           -0.80
17-Sep-88           -0.20
24-Sep-88            0.10
1-Oct-88             0.80
8-Oct-88             1.10
15-Oct-88            0.70
22-Oct-88           -0.10
29-Oct-88            0.30
5-Nov-88             0.20
12-Nov-88           -0.40
19-Nov-88           -1.10
26-Nov-88           -0.90
3-Dec-88            -1.00
10-Dec-88           -2.00
17-Dec-88           -2.40
24-Dec-88           -2.40
31-Dec-88           -2.00
7-Jan-89            -2.20
14-Jan-89           -3.00
21-Jan-89           -4.60
28-Jan-89           -5.90
4-Feb-89            -7.10
11-Feb-89           -6.60
18-Feb-89           -6.80
25-Feb-89           -7.30
4-Mar-89            -7.10
11-Mar-89           -6.10
18-Mar-89           -5.80
25-Mar-89           -5.10
1-Apr-89            -4.70
8-Apr-89            -4.00
15-Apr-89           -3.50
22-Apr-89           -1.80
29-Apr-89           -0.80
6-May-89             0.70
13-May-89            1.00
20-May-89            1.40
27-May-89            2.20
3-Jun-89             2.10
10-Jun-89            2.30
17-Jun-89            2.70
24-Jun-89            3.00
1-Jul-89             3.50
8-Jul-89             3.90
15-Jul-89            5.80
22-Jul-89            6.00
29-Jul-89            5.80
5-Aug-89             5.40
12-Aug-89            5.30
19-Aug-89            5.50
26-Aug-89            5.70
2-Sep-89             5.60
9-Sep-89             5.80
16-Sep-89            5.80
23-Sep-89            5.60
30-Sep-89            5.90
7-Oct-89             7.70
14-Oct-89            7.60
21-Oct-89            9.00
28-Oct-89           11.10
4-Nov-89            12.00
11-Nov-89           12.80
18-Nov-89           14.00
25-Nov-89           15.00
2-Dec-89            15.80
9-Dec-89            16.00
16-Dec-89           17.30
23-Dec-89           19.20
30-Dec-89           19.50
6-Jan-90            17.50
13-Jan-90           18.50
20-Jan-90           19.30
27-Jan-90           19.30
3-Feb-90            20.20
10-Feb-90           20.00
17-Feb-90           20.30
24-Feb-90           20.60
3-Mar-90            20.20
10-Mar-90           19.50
17-Mar-90           18.90
24-Mar-90           16.90
31-Mar-90           16.30
7-Apr-90            16.30
14-Apr-90           15.50
21-Apr-90           14.60
28-Apr-90           14.60
5-May-90            13.40
12-May-90           12.80
19-May-90           12.40
26-May-90           11.90
2-Jun-90            12.40
9-Jun-90            12.40
16-Jun-90           12.00
23-Jun-90           12.20
30-Jun-90           11.80
7-Jul-90            11.40
14-Jul-90           10.40
21-Jul-90            9.70
28-Jul-90            8.90
4-Aug-90             8.70
11-Aug-90            9.00
18-Aug-90            9.80
25-Aug-90           10.30
1-Sep-90            10.70
8-Sep-90            11.30
15-Sep-90           12.10
22-Sep-90           12.80
29-Sep-90           13.80
6-Oct-90            12.70
13-Oct-90           13.90
20-Oct-90           15.10
27-Oct-90           16.50
3-Nov-90            18.00
10-Nov-90           19.70
17-Nov-90           20.60
24-Nov-90           21.90
1-Dec-90            22.70
8-Dec-90            24.00
15-Dec-90           24.50
22-Dec-90           24.90
29-Dec-90           25.60
5-Jan-91            27.10
12-Jan-91           26.70
19-Jan-91           26.10
26-Jan-91           26.80
2-Feb-91            26.90
9-Feb-91            26.80
16-Feb-91           27.10
23-Feb-91           27.70
2-Mar-91            28.40
9-Mar-91            29.20
16-Mar-91           30.60
23-Mar-91           33.10
30-Mar-91           34.50
6-Apr-91            35.10
13-Apr-91           36.50
20-Apr-91           37.80
27-Apr-91           37.50
4-May-91            37.20
11-May-91           36.90
18-May-91           36.30
25-May-91           34.70
1-Jun-91            33.10
8-Jun-91            31.50
15-Jun-91           29.70
22-Jun-91           26.90
29-Jun-91           24.60
6-Jul-91            23.80
13-Jul-91           22.10
20-Jul-91           20.30
27-Jul-91           19.00
3-Aug-91            18.30
10-Aug-91           17.30
17-Aug-91           16.00
24-Aug-91           14.70
31-Aug-91           13.90
7-Sep-91            12.90
14-Sep-91           11.70
21-Sep-91           11.10
28-Sep-91           10.50
5-Oct-91             9.90
12-Oct-91            9.30
19-Oct-91            7.60
26-Oct-91            6.20
2-Nov-91             5.10
9-Nov-91             4.20
16-Nov-91            3.20
23-Nov-91            2.20
30-Nov-91            1.40
7-Dec-91             1.10
14-Dec-91            1.20
21-Dec-91           -0.30
28-Dec-91           -1.20
4-Jan-92            -1.30
11-Jan-92           -1.60
18-Jan-92           -1.10
25-Jan-92           -1.20
1-Feb-92            -2.20
8-Feb-92            -3.00
15-Feb-92           -3.30
22-Feb-92           -4.00
29-Feb-92           -4.60
7-Mar-92            -6.30
14-Mar-92           -7.70
21-Mar-92           -8.00
28-Mar-92           -8.90
4-Apr-92            -9.70
11-Apr-92          -10.60
18-Apr-92          -11.30
25-Apr-92          -11.50
2-May-92           -11.10
9-May-92           -11.00
16-May-92          -11.00
23-May-92          -10.50
30-May-92          -10.10
6-Jun-92            -9.20
13-Jun-92           -8.30
20-Jun-92           -7.30
27-Jun-92           -6.00
4-Jul-92            -5.40
11-Jul-92           -4.70
18-Jul-92           -3.90
25-Jul-92           -1.10
1-Aug-92            -1.10
8-Aug-92            -1.10
15-Aug-92           -1.20
22-Aug-92           -1.20
29-Aug-92           -1.20
5-Sep-92            -1.00
12-Sep-92           -0.90
19-Sep-92           -0.70
26-Sep-92           -1.30
3-Oct-92            -1.50
10-Oct-92           -2.40
17-Oct-92           -2.70
24-Oct-92           -5.90
31-Oct-92           -7.10
7-Nov-92            -8.00
14-Nov-92           -8.50
21-Nov-92           -9.60
28-Nov-92          -11.10
5-Dec-92           -13.20
12-Dec-92          -15.20
19-Dec-92          -17.30
26-Dec-92          -19.00
2-Jan-93           -20.20
9-Jan-93           -20.60
16-Jan-93          -21.60
23-Jan-93          -22.20
30-Jan-93          -22.60
6-Feb-93           -23.40
13-Feb-93          -24.50
20-Feb-93          -24.30
27-Feb-93          -24.00
6-Mar-93           -23.10
13-Mar-93          -22.80
20-Mar-93          -22.60
27-Mar-93          -21.30
3-Apr-93           -20.60
10-Apr-93          -20.20
17-Apr-93          -19.80
24-Apr-93          -19.40
1-May-93           -19.10
8-May-93           -18.20
15-May-93          -17.30
22-May-93          -17.10
29-May-93          -16.70
5-Jun-93           -16.70
12-Jun-93          -16.30
19-Jun-93          -15.80
26-Jun-93          -16.20
3-Jul-93           -16.60
10-Jul-93          -17.20
17-Jul-93          -17.00
24-Jul-93          -17.90
31-Jul-93          -17.70
7-Aug-93           -17.50
14-Aug-93          -17.40
21-Aug-93          -17.20
28-Aug-93          -17.40
4-Sep-93           -17.70
11-Sep-93          -17.90
18-Sep-93          -18.10
25-Sep-93          -18.00
2-Oct-93           -17.90
9-Oct-93           -16.70
16-Oct-93          -16.30
23-Oct-93          -14.30
30-Oct-93          -13.40
6-Nov-93           -12.70
13-Nov-93          -12.30
20-Nov-93          -11.70
27-Nov-93          -10.50
4-Dec-93            -9.30
11-Dec-93           -8.30
18-Dec-93           -6.80
25-Dec-93           -5.90
1-Jan-94            -4.60
8-Jan-94            -4.30
15-Jan-94           -3.70
22-Jan-94           -3.30
29-Jan-94           -1.40
5-Feb-94             0.00
12-Feb-94            1.60
19-Feb-94            2.00
26-Feb-94            1.30
5-Mar-94             1.50
12-Mar-94            2.00
19-Mar-94            2.00
26-Mar-94            1.50
2-Apr-94             0.90
9-Apr-94             1.00
16-Apr-94            1.10
23-Apr-94            0.50
30-Apr-94           -0.80
7-May-94            -0.90
14-May-94           -1.20
21-May-94           -0.70
28-May-94            0.10
4-Jun-94             0.40
11-Jun-94            0.50
18-Jun-94            0.50
25-Jun-94            1.70
2-Jul-94             2.30
9-Jul-94             3.10
16-Jul-94            3.70
23-Jul-94            2.60
30-Jul-94            1.80
6-Aug-94             0.80
13-Aug-94            0.30
20-Aug-94           -0.40
27-Aug-94           -0.30
3-Sep-94            -0.40
10-Sep-94           -0.40
17-Sep-94           -0.70
24-Sep-94           -1.30
1-Oct-94            -1.40
8-Oct-94            -2.50
15-Oct-94           -3.70
22-Oct-94           -2.70
29-Oct-94           -2.40
5-Nov-94            -2.70
12-Nov-94           -2.70
19-Nov-94           -2.70
26-Nov-94           -2.90
3-Dec-94            -3.30
10-Dec-94           -3.40
17-Dec-94           -3.00
24-Dec-94           -2.00
31-Dec-94           -2.40
7-Jan-95            -2.50
14-Jan-95           -2.40
21-Jan-95           -2.60
28-Jan-95           -2.70
4-Feb-95            -4.20
11-Feb-95           -4.10
18-Feb-95           -4.20
25-Feb-95           -4.50
4-Mar-95            -4.10
11-Mar-95           -4.20
18-Mar-95           -4.10
25-Mar-95           -3.90
1-Apr-95            -4.20
8-Apr-95            -4.30
15-Apr-95           -4.00
22-Apr-95           -3.40
29-Apr-95           -2.10
6-May-95             0.20
13-May-95            0.30
20-May-95            1.00
27-May-95            1.70
3-Jun-95             1.90
10-Jun-95            2.60
17-Jun-95            3.40
24-Jun-95            3.90
1-Jul-95             3.90
8-Jul-95             4.80
15-Jul-95            6.00
22-Jul-95            6.10
29-Jul-95            5.50
5-Aug-95             5.40
12-Aug-95            6.00
19-Aug-95            6.20
26-Aug-95            6.50
2-Sep-95             6.30
9-Sep-95             6.50
16-Sep-95            6.60
23-Sep-95            6.50
30-Sep-95            6.80
7-Oct-95             6.60
14-Oct-95            5.90
21-Oct-95            6.70
28-Oct-95            7.50
4-Nov-95             8.20
11-Nov-95            8.80
18-Nov-95            9.40
25-Nov-95            9.90
2-Dec-95            10.70
9-Dec-95            10.40
16-Dec-95           10.40
23-Dec-95           11.00
30-Dec-95           11.40
6-Jan-96            11.90
13-Jan-96           10.90
20-Jan-96           12.00
27-Jan-96           12.60
3-Feb-96            12.60
10-Feb-96           12.50
17-Feb-96           12.20
24-Feb-96           11.80
2-Mar-96            11.20
9-Mar-96            11.20
16-Mar-96           11.10
23-Mar-96           12.00
30-Mar-96           12.30
6-Apr-96            12.10
13-Apr-96           12.50
20-Apr-96           10.90
27-Apr-96            8.90
4-May-96             7.20
11-May-96            6.00
18-May-96            4.30
25-May-96            3.00
1-Jun-96             2.00
8-Jun-96             1.30
15-Jun-96           -0.20
22-Jun-96           -2.50
29-Jun-96           -4.10
6-Jul-96            -4.90
13-Jul-96           -5.80
20-Jul-96           -7.20
27-Jul-96           -7.50
3-Aug-96            -7.50
10-Aug-96           -7.70
17-Aug-96           -7.60
24-Aug-96           -7.40
31-Aug-96           -7.60
7-Sep-96            -8.10
14-Sep-96           -8.30
21-Sep-96           -8.00
28-Sep-96           -7.80
5-Oct-96            -8.20
12-Oct-96           -7.80
19-Oct-96           -7.60
26-Oct-96           -7.50
2-Nov-96            -7.90
9-Nov-96            -8.20
16-Nov-96           -8.40
23-Nov-96           -8.60
30-Nov-96           -8.80
7-Dec-96            -7.90
14-Dec-96           -7.30
21-Dec-96           -7.90
28-Dec-96           -7.60
4-Jan-97            -7.00
11-Jan-97           -6.60
18-Jan-97           -7.10
25-Jan-97           -7.50
1-Feb-97            -7.40
8-Feb-97            -7.90
15-Feb-97           -8.70
22-Feb-97           -8.90
1-Mar-97            -9.10
8-Mar-97           -10.20
15-Mar-97          -11.20
22-Mar-97          -12.90
29-Mar-97          -14.40
5-Apr-97           -15.00
12-Apr-97          -15.50
19-Apr-97          -15.30
26-Apr-97          -14.40
3-May-97           -13.50
10-May-97          -12.90
17-May-97          -11.90
24-May-97          -11.70
31-May-97          -11.00
7-Jun-97           -10.50
14-Jun-97           -9.20
21-Jun-97           -7.40
28-Jun-97           -6.20
5-Jul-97            -5.00
12-Jul-97           -4.80
19-Jul-97           -4.20
26-Jul-97           -4.70
2-Aug-97            -5.00
9-Aug-97            -4.40
16-Aug-97           -3.70
23-Aug-97           -3.30
30-Aug-97           -2.80
6-Sep-97            -2.80
13-Sep-97           -3.20
20-Sep-97           -3.50
27-Sep-97           -4.00
4-Oct-97            -4.70
11-Oct-97           -5.20
18-Oct-97           -4.90
25-Oct-97           -5.40
1-Nov-97            -5.60
8-Nov-97            -5.90
15-Nov-97           -6.40
22-Nov-97           -7.00
29-Nov-97           -7.30
6-Dec-97            -7.70
13-Dec-97           -7.80
20-Dec-97           -7.90
27-Dec-97           -8.30
3-Jan-98            -8.50
10-Jan-98           -7.50
17-Jan-98           -7.40
24-Jan-98           -7.10
31-Jan-98           -7.20
7-Feb-98            -7.00
14-Feb-98           -6.60
21-Feb-98           -5.80
28-Feb-98           -5.70
7-Mar-98            -5.10
14-Mar-98           -4.60
21-Mar-98           -3.60
28-Mar-98           -2.70
4-Apr-98            -2.30
11-Apr-98           -3.40
18-Apr-98           -3.10
25-Apr-98           -2.90
2-May-98            -3.30
9-May-98            -3.40
16-May-98           -3.70
23-May-98           -3.90
30-May-98           -3.70
6-Jun-98            -4.00
13-Jun-98           -4.20
20-Jun-98           -3.40
27-Jun-98           -1.70
4-Jul-98            -0.90
11-Jul-98           -0.30
18-Jul-98            0.00
25-Jul-98            1.20
1-Aug-98             2.20
8-Aug-98             2.10
15-Aug-98            1.40
22-Aug-98            0.90
29-Aug-98            0.40
5-Sep-98             0.80
12-Sep-98            1.10
19-Sep-98           -0.10
26-Sep-98           -2.10
3-Oct-98            -2.70
10-Oct-98           -2.40
17-Oct-98           -2.70
24-Oct-98           -3.20
31-Oct-98           -3.40
7-Nov-98            -2.90
14-Nov-98           -1.80
21-Nov-98           -1.30
28-Nov-98           -1.00
5-Dec-98            -0.60
12-Dec-98           -1.00
19-Dec-98           -1.00
26-Dec-98            0.40
2-Jan-99             1.20
9-Jan-99             1.60
16-Jan-99            1.30
23-Jan-99            1.30
30-Jan-99            1.20
6-Feb-99             0.50
13-Feb-99            0.00
20-Feb-99           -0.50
27-Feb-99           -0.70
6-Mar-99            -1.20
13-Mar-99           -1.00
20-Mar-99           -1.10
27-Mar-99           -2.30
3-Apr-99            -3.10
10-Apr-99           -3.30
17-Apr-99           -3.20
24-Apr-99           -3.80
1-May-99            -3.70
8-May-99            -3.10
15-May-99           -3.20
22-May-99           -2.80
29-May-99           -2.90
5-Jun-99            -2.60
12-Jun-99           -3.00
19-Jun-99           -3.90
26-Jun-99           -5.50
3-Jul-99            -7.20
10-Jul-99           -8.20
17-Jul-99           -8.20
24-Jul-99           -8.30
31-Jul-99           -8.80
7-Aug-99            -9.40
14-Aug-99           -9.40
21-Aug-99           -9.60
28-Aug-99           -9.50
4-Sep-99           -10.20
11-Sep-99           -9.90
18-Sep-99           -9.30
25-Sep-99           -7.00
2-Oct-99            -4.80
9-Oct-99            -4.70
16-Oct-99           -5.40
23-Oct-99           -5.40
30-Oct-99           -5.20
6-Nov-99            -5.50
13-Nov-99           -6.30
20-Nov-99           -6.60
27-Nov-99           -6.70
4-Dec-99            -7.00
11-Dec-99           -7.40
18-Dec-99           -7.00
25-Dec-99           -9.10
1-Jan-00           -10.20
8-Jan-00           -10.60
15-Jan-00          -11.10
22-Jan-00          -11.30
29-Jan-00          -11.30
5-Feb-00           -10.10
12-Feb-00           -9.20
19-Feb-00           -9.10
26-Feb-00           -9.00
4-Mar-00            -8.50
11-Mar-00           -8.50
18-Mar-00           -9.10
25-Mar-00           -7.90
1-Apr-00            -8.00
8-Apr-00            -8.20
15-Apr-00           -8.30
22-Apr-00           -7.80
29-Apr-00           -7.30
6-May-00            -8.20
13-May-00           -8.40
20-May-00           -8.10
27-May-00           -8.20
3-Jun-00            -8.20
10-Jun-00           -7.30
17-Jun-00           -6.50
24-Jun-00           -5.70
1-Jul-00            -4.90
8-Jul-00            -3.40
15-Jul-00           -2.20
22-Jul-00           -1.80
29-Jul-00           -1.90
5-Aug-00            -1.20
12-Aug-00           -0.10
19-Aug-00            1.20
26-Aug-00            2.30
2-Sep-00             3.10
9-Sep-00             4.10
16-Sep-00            4.90
23-Sep-00            4.50
30-Sep-00            4.30
7-Oct-00             4.60
14-Oct-00            5.10
21-Oct-00            5.80
28-Oct-00            6.40
4-Nov-00             7.40
11-Nov-00            8.00
18-Nov-00            8.80
25-Nov-00            9.90
2-Dec-00            11.00
9-Dec-00            11.60
16-Dec-00           12.60
23-Dec-00           15.50
30-Dec-00           17.50
6-Jan-01            18.40
13-Jan-01           17.60
20-Jan-01           18.50
27-Jan-01           20.00
3-Feb-01            21.00
10-Feb-01           20.90
17-Feb-01           20.70
24-Feb-01           21.30
3-Mar-01            22.50
10-Mar-01           24.40
17-Mar-01           25.30
24-Mar-01           25.70
31-Mar-01           26.30
7-Apr-01            29.30
14-Apr-01           33.30
21-Apr-01           36.40
28-Apr-01           37.80
5-May-01            37.50
12-May-01           38.90

Source: Data Research International

INTERNATIONAL ECONOMIC ACTIVITY
     Each week ISI constructs a comprehensive economic gauge for international economic activity. The survey spans the industrialized world, categorizes each economic release into a strong or weak report, and the weekly readings are made into a one-quarter (13 week) moving average. Currently, the reading, -12.8, means there have been 12.8 more signs of weakness than strength each week for the last 13 weeks. A change in direction of this indicator is important for gauging a change in world activity.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INTERNATIONAL STRENGTH/WEAKNESS
13 WEEK AVERAGE

     Weekly Ratings
2-Jan-95             7.92
9-Jan-95             7.39
16-Jan-95            6.69
23-Jan-95            5.62
30-Jan-95            5.46
6-Feb-95             6.00
13-Feb-95            5.00
20-Feb-95            5.46
27-Feb-95            6.23
6-Mar-95             6.69
13-Mar-95            6.15
20-Mar-95            6.85
27-Mar-95            7.46
3-Apr-95             6.46
10-Apr-95            7.46
17-Apr-95            7.00
24-Apr-95            6.31
1-May-95             6.31
8-May-95             5.39
15-May-95            5.69
22-May-95            3.54
29-May-95            1.92
5-Jun-95            -0.08
12-Jun-95           -0.85
19-Jun-95           -1.62
26-Jun-95           -1.15
3-Jul-95            -1.77
10-Jul-95           -1.92
17-Jul-95           -1.31
24-Jul-95           -1.92
31-Jul-95           -2.92
7-Aug-95            -3.54
14-Aug-95           -3.31
21-Aug-95           -3.00
28-Aug-95           -2.77
4-Sep-95            -3.15
11-Sep-95           -2.62
18-Sep-95           -2.62
25-Sep-95           -3.69
2-Oct-95            -3.92
9-Oct-95            -4.92
16-Oct-95           -5.31
23-Oct-95           -5.15
30-Oct-95           -5.46
6-Nov-95            -4.00
13-Nov-95           -4.85
20-Nov-95           -5.00
27-Nov-95           -4.85
4-Dec-95            -4.62
11-Dec-95           -4.46
18-Dec-95           -4.54
25-Dec-95           -3.15
1-Jan-96            -2.92
8-Jan-96            -2.54
15-Jan-96           -3.08
22-Jan-96           -3.92
29-Jan-96           -3.31
5-Feb-96            -3.46
12-Feb-96           -4.00
19-Feb-96           -2.62
26-Feb-96           -2.23
4-Mar-96            -1.92
11-Mar-96           -2.77
18-Mar-96           -3.69
25-Mar-96           -5.00
1-Apr-96            -5.39
8-Apr-96            -6.08
15-Apr-96           -5.54
22-Apr-96           -4.92
29-Apr-96           -5.15
6-May-96            -5.46
13-May-96           -5.69
20-May-96           -6.92
27-May-96           -5.85
3-Jun-96            -5.77
10-Jun-96           -5.23
17-Jun-96           -5.00
24-Jun-96           -4.69
1-Jul-96            -5.15
8-Jul-96            -4.85
15-Jul-96           -4.23
22-Jul-96           -4.69
29-Jul-96           -5.46
5-Aug-96            -6.31
12-Aug-96           -5.77
19-Aug-96           -5.31
26-Aug-96           -5.15
2-Sep-96            -4.77
9-Sep-96            -3.00
16-Sep-96           -2.85
23-Sep-96           -2.62
30-Sep-96           -1.85
7-Oct-96            -0.62
14-Oct-96           -1.39
21-Oct-96           -0.62
28-Oct-96            0.62
4-Nov-96             2.31
11-Nov-96            2.46
18-Nov-96            3.77
25-Nov-96            5.08
2-Dec-96             6.31
9-Dec-96             5.39
16-Dec-96            6.23
23-Dec-96            5.39
30-Dec-96            5.85
6-Jan-97             5.15
13-Jan-97            4.69
20-Jan-97            4.62
27-Jan-97            4.54
3-Feb-97             4.08
10-Feb-97            4.85
17-Feb-97            4.15
24-Feb-97            1.92
3-Mar-97             1.92
10-Mar-97            1.08
17-Mar-97            1.92
24-Mar-97            3.23
31-Mar-97            2.62
7-Apr-97             2.62
14-Apr-97            2.54
21-Apr-97            2.15
28-Apr-97            1.39
5-May-97             0.39
12-May-97           -0.15
19-May-97           -0.77
26-May-97           -0.77
2-Jun-97            -2.00
9-Jun-97            -1.39
16-Jun-97           -3.08
23-Jun-97           -3.31
30-Jun-97           -3.54
7-Jul-97            -2.54
14-Jul-97           -0.31
21-Jul-97           -0.23
28-Jul-97            2.15
4-Aug-97             3.69
11-Aug-97            5.00
18-Aug-97            6.15
25-Aug-97            7.00
1-Sep-97             8.62
8-Sep-97             8.69
15-Sep-97            9.46
22-Sep-97           10.00
29-Sep-97           11.31
6-Oct-97            10.77
13-Oct-97           11.15
20-Oct-97           10.54
27-Oct-97            9.46
3-Nov-97             8.77
10-Nov-97            8.54
17-Nov-97            7.46
24-Nov-97            6.46
1-Dec-97             4.92
8-Dec-97             4.08
15-Dec-97            3.92
22-Dec-97            3.15
29-Dec-97            1.15
5-Jan-98            -0.15
12-Jan-98           -2.15
19-Jan-98           -0.23
26-Jan-98           -0.54
2-Feb-98            -2.00
9-Feb-98            -3.54
16-Feb-98           -4.31
23-Feb-98           -4.85
2-Mar-98            -4.85
9-Mar-98            -5.23
16-Mar-98           -5.08
23-Mar-98           -6.46
30-Mar-98           -5.31
6-Apr-98            -4.85
13-Apr-98           -4.39
20-Apr-98           -5.92
27-Apr-98           -5.31
4-May-98            -4.23
11-May-98           -2.85
18-May-98           -2.00
25-May-98           -3.08
1-Jun-98            -3.77
8-Jun-98            -3.31
15-Jun-98           -5.77
22-Jun-98           -6.85
29-Jun-98           -8.31
6-Jul-98            -9.31
13-Jul-98           -9.85
20-Jul-98           -9.39
27-Jul-98           -9.69
3-Aug-98            -9.23
10-Aug-98           -9.92
17-Aug-98          -11.15
24-Aug-98          -10.54
31-Aug-98          -10.69
7-Sep-98           -11.46
14-Sep-98           -8.54
21-Sep-98           -6.46
28-Sep-98           -5.77
5-Oct-98            -5.62
12-Oct-98           -5.31
19-Oct-98           -5.92
26-Oct-98           -5.85
2-Nov-98            -6.62
9-Nov-98            -6.62
16-Nov-98           -6.00
23-Nov-98           -7.08
30-Nov-98           -7.46
7-Dec-98            -6.85
14-Dec-98           -8.15
21-Dec-98           -7.46
28-Dec-98           -7.77
4-Jan-99            -7.08
11-Jan-99           -6.85
18-Jan-99           -6.46
25-Jan-99           -7.23
1-Feb-99            -6.31
8-Feb-99            -5.46
15-Feb-99           -5.23
22-Feb-99           -4.15
1-Mar-99            -2.54
8-Mar-99            -2.46
15-Mar-99           -1.85
22-Mar-99           -3.15
29-Mar-99           -2.08
5-Apr-99            -1.77
12-Apr-99           -1.08
19-Apr-99           -0.46
26-Apr-99            1.31
3-May-99             2.46
10-May-99            1.46
17-May-99            1.77
24-May-99            4.62
31-May-99            3.39
7-Jun-99             4.69
14-Jun-99            5.62
21-Jun-99            6.46
28-Jun-99            7.15
5-Jul-99             8.39
12-Jul-99            9.39
19-Jul-99            9.54
26-Jul-99           10.85
2-Aug-99            11.08
9-Aug-99            13.00
16-Aug-99           14.39
23-Aug-99           13.08
30-Aug-99           14.23
6-Sep-99            14.23
13-Sep-99           13.54
20-Sep-99           13.62
27-Sep-99           14.85
4-Oct-99            15.15
11-Oct-99           15.39
18-Oct-99           15.62
25-Oct-99           14.23
1-Nov-99            13.00
8-Nov-99            11.23
15-Nov-99           10.46
22-Nov-99            9.39
29-Nov-99            9.23
6-Dec-99             8.92
13-Dec-99           10.39
20-Dec-99           10.85
27-Dec-99           10.77
3-Jan-00            11.15
10-Jan-00           10.77
17-Jan-00           11.46
24-Jan-00           11.85
31-Jan-00           11.69
7-Feb-00            11.69
14-Feb-00           12.54
21-Feb-00           14.54
28-Feb-00           15.31
6-Mar-00            17.00
13-Mar-00           17.23
20-Mar-00           17.15
27-Mar-00           17.62
3-Apr-00            16.23
10-Apr-00           16.62
17-Apr-00           15.77
24-Apr-00           15.15
1-May-00            14.54
8-May-00            14.31
15-May-00           12.77
22-May-00           12.69
29-May-00           11.31
5-Jun-00             9.15
12-Jun-00            8.85
19-Jun-00            9.54
26-Jun-00            7.92
3-Jul-00             8.23
10-Jul-00            7.15
17-Jul-00            6.00
24-Jul-00            6.62
31-Jul-00            7.77
7-Aug-00             8.00
14-Aug-00            9.00
21-Aug-00            7.92
28-Aug-00            8.92
4-Sep-00             8.39
11-Sep-00            7.31
18-Sep-00            5.69
25-Sep-00            5.08
2-Oct-00             7.23
9-Oct-00             6.15
16-Oct-00            7.15
23-Oct-00            5.92
30-Oct-00            4.46
6-Nov-00             3.39
13-Nov-00            1.92
20-Nov-00            1.31
27-Nov-00            0.62
4-Dec-00             0.54
11-Dec-00           -0.62
18-Dec-00           -0.77
25-Dec-00            0.92
1-Jan-01            -2.08
8-Jan-01            -1.92
15-Jan-01           -1.92
22-Jan-01           -1.15
29-Jan-01           -1.00
5-Feb-01            -2.39
12-Feb-01           -1.15
19-Feb-01           -1.08
26-Feb-01           -0.46
5-Mar-01            -4.08
12-Mar-01           -3.92
19-Mar-01           -3.92
26-Mar-01           -7.08
2-Apr-01            -6.31
9-Apr-01            -8.15
16-Apr-01           -9.00
23-Apr-01          -10.62
30-Apr-01          -12.92
7-May-01           -12.85

Source: ISI, Inc.

PORTFOLIO DIVERSIFICATION BY STATE

                               [GRAPHICS OMITTED]


                                STATE ALLOCATION


                                                                    % OF
                                                                 MUNICIPAL
                                                                   BONDS
                                                                 ---------
 North Carolina                                                    19.29%
 Texas                                                             13.05
 Washington                                                         9.25
 Minnesota                                                          8.56
 Virginia                                                           5.25
 Delaware                                                           5.16
 Kansas                                                             5.08
 Tennessee                                                          5.06
 Florida                                                            4.91


                                                                    % OF
                                                                 MUNICIPAL
                                                                   BONDS
                                                                 ---------

 Ohio                                                               3.90%
 Georgia                                                            3.38
 South Carolina                                                     3.31
 Illinois                                                           3.02
 Wisconsin                                                          2.99
 Utah                                                               2.26
 Missouri                                                           2.11
 Indiana                                                            1.71
 Oregon                                                             1.71
   Total                                                          100.00%

  Average Maturity                         9.40 years
  Average Duration                         6.60 years
  Quality Breakdown:*
    AAA                                        58.41%
    AA                                         41.59%

----------
* As rated by Standard & Poor's as of April 30, 2001. Ratings do not remove market risk and are subject to change.

PERFORMANCE COMPARISON 1


                                                  Cumulative Total Returns              Average Annual Total Returns
   Periods Ended              6 Months   1 Year   5 Years 10 Years   Since     1 Year   5 Years 10 Years   Since
   April 30, 2001                                                  Inception 2                           Inception 2
--------------------------------------------------------------------------------------------------------------------
 ISI Shares                     4.03%     9.73%    31.16%   80.99%   98.00%     9.73%    5.57%    6.11%    6.30%
--------------------------------------------------------------------------------------------------------------------
 Lehman Brothers General
   Obligation Index 3           4.34%    10.00%    35.80%  116.09%  114.54% 5  10.00%    6.31%    8.01%    7.07% 5
--------------------------------------------------------------------------------------------------------------------
 Lehman Brothers
   Prerefunded Municipal
   Bond Index 3                 4.00%     7.95%    29.14%      --    95.00% 5   7.95%    5.25%      --     6.16% 5
--------------------------------------------------------------------------------------------------------------------
 Consumer Price Index 4         1.67%     3.27%    13.18%   30.84%   38.20% 5   3.27%    2.51%    2.72%    2.94% 5
--------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
2 February 26, 1990.
3 The Lehman Brothers General Obligation Index is an unmanaged index that reflects general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index is a better indicator of the Fund's performance due to its higher quality characteristics.
4 The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 The Since Inception  benchmark returns are for the periods beginning  February
  28, 1990.


ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the Fund's total return, according to a standardized formula for various time periods through the end of the most recent fiscal quarter.

     The SEC standardized total return figures include the impact of the Fund's maximum 4.45% initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

     These figures assume the reinvestment of dividend and capital gain distributions. Returns would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.

          AVERAGE ANNUAL TOTAL RETURN 1
          -----------------------------
                                    % Return with
  Periods Ended 4/30/01:             Sales Charge
-------------------------------------------------
  One Year                                  4.85%
-------------------------------------------------
  Five Years                                4.62
-------------------------------------------------
  Ten Years                                 5.63
-------------------------------------------------
  Since Inception (2/26/90)                 5.87
-------------------------------------------------
--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS                                           APRIL 30, 2001
(UNAUDITED)


                                                              RATING*
                                                             (MOODY'S/                PAR               MARKET
ISSUER                                                         S&P)                  (000)               VALUE
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--93.35%
GENERAL OBLIGATIONS--67.37%

Arlington County, VA
   5.00%, 10/1/14 .......................................     Aaa/AAA                $2,000           $ 2,026,920
Arlington, TX, School District
   5.75%, 2/15/21 .......................................     Aaa/NR                  1,465             1,486,242
Cary, NC
   5.00%, 3/1/18 ........................................     Aaa, AAA                2,000             1,957,980
Charlotte, NC
   5.30%, 4/1/12 ........................................     Aaa/AAA                 1,120             1,165,461
   5.00%, 2/1/19 ........................................     Aaa/AAA                 2,300             2,239,625
Chesterfield County VA
   5.625%, 1/15/14 ......................................     Aaa/AAA                 1,350             1,433,335
Delaware State, Series A
   5.125%, 4/1/16 .......................................     Aaa/AAA                 2,150             2,158,815
   5.50%, 4/1/19 ........................................     Aaa/AAA                 2,500             2,565,425
Dupage County, IL, Jail Project
   5.60%, 1/1/21 ........................................     Aaa/AAA                 1,600             1,666,048
Florida Board of Education
   6.125%, 6/1/12 .......................................     Aa2/AA+                 2,250             2,320,200
Franklin County, OH
   5.45%, 12/1/09 .......................................     Aaa/AAA                 1,500             1,563,435
Georgia State, Series D
   5.00%, 10/1/17 .......................................     Aaa, AAA                1,850             1,835,607
Guilford County, North Carolina
   5.25%, 10/1/16 .......................................     Aa1, AAA                3,000             3,060,390
King County, WA
   5.20%, 12/1/15 .......................................     Aa1/AA+                 2,500             2,515,950
   5.00%, 12/1/17 .......................................     Aa1/AA+                 2,565             2,497,207
Metropolitan Government Nashville &
   Davidson County, TN, Series A
   5.125%, 11/15/19 .....................................     Aa2/AA                  2,000             1,949,740
Minneapolis, MN Ref, Series B
   5.20%, 3/1/13 ........................................     Aaa/AAA                 3,200             3,257,120

8


MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                               APRIL 30, 2001
(UNAUDITED)

                                                              RATING*
                                                             (MOODY'S/                PAR               MARKET
ISSUER                                                         S&P)                  (000)               VALUE
-----------------------------------------------------------------------------------------------------------------
Minnesota State
   5.00%, 11/1/14 .......................................     Aaa/AAA                $2,500           $ 2,517,925
   5.50%, 6/1/18 ........................................     Aaa/AAA                 2,000             2,058,960
Missouri State, Series A
   5.00%, 6/1/23 ........................................     Aaa/AAA                 2,000             1,928,400
North Carolina Public Improvement, Series A
   5.10%, 9/1/17 ........................................     Aaa/AAA                 3,000             3,000,450
North Carolina Public School Building
   4.60%, 4/1/17 ........................................     Aaa/AAA                 5,000             4,644,900
Ohio State
   5.25%, 2/1/18 ........................................     Aa1, AA+                2,000             2,008,180
Portland, OR, Metro Regional Government Utility
   5.25%, 9/1/07 ........................................     Aa2/AA+                 1,500             1,561,755
Salt Lake County, UT
   5.25%, 12/15/10 ......................................     Aaa/AAA                 2,000             2,063,580
South Carolina Capital Improvement
   5.65%, 7/1/21 ........................................     Aaa/AAA                 1,260             1,296,200
South Carolina State, State Institutional, Series A
   5.30%, 3/1/17 ........................................     Aaa, AAA                1,700             1,729,852
Virginia State
   5.25%, 6/1/16 ........................................     Aaa/AAA                 1,320             1,342,546
Washington State, Series A
   5.60%, 7/1/10 ........................................     Aa1/AA+                 1,500             1,566,810
Washington State, Series E
   5.00%, 7/1/22 ........................................     Aa1/AA+                 2,000             1,880,440
Wisconsin State, Series C
   5.55%, 5/1/21 ........................................     Aa2, AA                 2,700             2,737,800
                                                                                                      -----------
                                                                                                       66,037,298
                                                                                                      -----------
OTHER REVENUE--5.66%
Charlotte NC,  Water & Sewer System Revenue
   5.25%, 6/1/24 ........................................     Aa1/AAA                 1,600             1,580,944
Gwinnett County, GA, Water & Sewer Authority
   5.30%, 8/1/20 ........................................     Aaa, AAA                1,250             1,257,163
Texas Water Development Board Revenue
   4.75%, 7/15/20 .......................................     Aaa/AAA                 3,000             2,707,920
                                                                                                      -----------
                                                                                                        5,546,027
                                                                                                      -----------

                                                                               9


MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                               APRIL 30, 2001
(UNAUDITED)

                                                              RATING*
                                                             (MOODY'S/                PAR               MARKET
ISSUER                                                         S&P)                  (000)               VALUE
-----------------------------------------------------------------------------------------------------------------
PREREFUNDED ISSUES--15.58%
Arlington, TX, School District
   5.75%, 2/15/21 .......................................     Aaa/NR                 $3,535           $ 3,773,471
Chicago, IL, Metropolitan Water Reclamation
   District-Greater Chicago
   6.30%, 12/1/09 .......................................     Aa1/AA+                 1,000             1,101,620
Dallas, TX
   5.00%, 2/15/10 .......................................     Aaa/AAA                 1,750             1,822,152
Florida Transportation
   5.80%, 7/1/18 ........................................     Aa2/AAA                 2,000             2,170,680
Indianapolis, IN, Public Improvement Board Revenue
   6.00%, 1/10/18 .......................................     Aaa/AAA                 1,500             1,560,990
Tennessee State
   5.50%, 3/1/09 ........................................     Aa1/AA+                 1,535             1,623,877
   5.55%, 3/1/10 ........................................     Aa1/AA+                 1,000             1,059,670
Texas State
   6.00%, 10/1/14 .......................................     Aa1/AA                  2,000             2,155,740
                                                                                                      -----------
                                                                                                       15,268,200
                                                                                                      -----------
TRANSPORTATION REVENUE--4.74%
Kansas Transportation
   5.40%, 3/1/09 ........................................     Aa2/AA+                 4,500             4,652,145
                                                                                                      -----------
TOTAL MUNICIPAL BONDS
   (Cost $89,282,224)                                                                                 $91,503,670
                                                                                                      -----------

MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               APRIL 30, 2001
(UNAUDITED)

                                                                                                        MARKET
ISSUER                                                                                                   VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.52%
Goldman Sachs & Co., dated 4/30/01, 4.45%,
   principal and interest in the amount of
   $5,414,669 due 5/1/01, collateralized by
   U.S. Treasury Note, par value of $5,400,000,
   coupon rate 6.375%, due 4/30/02 with a
   market value of $5,522,342 (Cost $5,414,000) ...................................................   $ 5,414,000
                                                                                                      -----------
TOTAL INVESTMENTS--98.87%
   (Cost $94,696,224) .............................................................................    96,917,670


OTHER ASSETS IN EXCESS OF LIABILITIES--1.13% ......................................................      1,103,056
                                                                                                      -----------

NET ASSETS--100.00% ...............................................................................   $98,020,726
                                                                                                      ===========
-----------------------------------------------------------------------------------------------------------------

   * The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of April 30, 2001. Moody's Municipal Bond
Ratings:

 Aaa  Judged to be of the best quality.

  Aa Judged to be of high quality by all standards. Issues are always rated with a 1, 2 or 3, which denote a high, medium, or low ranking within the rating.

  NR  Not rated.

S&P Municipal Bond Ratings:

 AAA  Of the highest quality.

  AA The second strongest capacity for payments of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

  NR  Not rated.


See Notes to Financial Statements.

MANAGED MUNICIPAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                                  APRIL 30, 2001
--------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $94,696,224) .................       $96,917,670
    Cash .....................................................             1,209
    Receivable for capital shares sold .......................            58,850
    Interest receivable ......................................         1,280,106
    Prepaid expenses and other ...............................            15,096
                                                                     -----------
        Total assets .........................................        98,272,931
                                                                     -----------
LIABILITIES:
    Payable for capital shares redeemed ......................           124,008
    Accounting fees payable ..................................             4,504
    Administration fees payable ..............................             7,786
    Advisory fees payable ....................................            32,551
    Custody fees payable .....................................             9,822
    Dividend payable .........................................             2,114
    Accrued expenses and other ...............................            71,420
                                                                     -----------
        Total liabilities ....................................           252,205
                                                                     -----------
        Net assets ...........................................       $98,020,726
                                                                     -----------
COMPOSITION OF NET ASSETS:
    Paid-in capital ..........................................        95,599,097
    Distributions in excess of income ........................          (107,339)
    Accumulated net realized gain from investment transactions           307,522
    Net unrealized appreciation on investments ...............         2,221,446
                                                                     -----------
        Net assets ...........................................       $98,020,726
                                                                     -----------
NET ASSET VALUE PER SHARE
    ISI Shares 1 .............................................            $10.65
                                                                          ======
    Class A Shares 2 .........................................            $10.65
                                                                          ======
--------------------------------------------------------------------------------

1 Net asset value and redemption price per share (based on net assets of $66,519,898 and 6,245,406 shares outstanding). Maximum offering price per share was $11.15 ($10.65 / 0.9555).
2 Net asset value and redemption price per share (based on net assets of $31,500,828 and 2,957,551 shares outstanding). Maximum offering price per share was $11.15 ($10.65 / 0.955).

See Notes to Financial Statements.

MANAGED MUNICIPAL FUND, INC.

STATEMENT OF OPERATIONS
(UNAUDITED)


                                                                          FOR THE SIX
                                                                         MONTHS ENDED
                                                                       APRIL 30, 2001
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest ........................................................      $2,581,731
                                                                           ----------
EXPENSES:
    Investment advisory fees ........................................         198,821
    Distribution fees:
        ISI Shares ..................................................          82,640
        Class A Shares ..............................................          41,641
    Administration fees .............................................          48,738
    Professional fees ...............................................          30,088
    Accounting fees .................................................          27,273
    Transfer agent fees .............................................          24,909
    Printing and shareholder reports ................................          18,275
    Registration fees ...............................................          15,821
    Custody fee .....................................................          10,784
    Director's fees .................................................           2,882
    Miscellaneous ...................................................             154
                                                                           ----------
        Total expenses ..............................................         502,026
                                                                           ----------
        Less: fee waivers and/or expense reimbursements .............         (46,252)
        Net expenses ................................................         455,774
                                                                           ----------
    Net investment income ...........................................       2,125,957
                                                                           ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from investment transactions ..................         307,522
    Net change in unrealized appreciation/depreciation on investments       1,535,885
                                                                           ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .....................       1,843,407
                                                                           ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................      $3,969,364
                                                                           ==========

-------------------------------------------------------------------------------
See Notes to Financial Statements.

MANAGED MUNICIPAL FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  FOR THE             FOR THE
                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                             APRIL 30, 2001 1    OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income ............................................         $  2,125,957          $  4,542,601
    Net realized gain on investment transactions .....................              307,522                67,399
    Net change in unrealized appreciation/depreciation on investments             1,535,885             3,311,467
                                                                               ------------          ------------
    Net increase in net assets from operations .......................            3,969,364             7,921,467
                                                                               ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income and net realized short-term gains:
        ISI Shares ...................................................           (1,489,605)           (3,126,335)
        Class A Shares ...............................................             (741,686)           (1,530,863)
                                                                               ------------          ------------
    Total distributions ..............................................           (2,231,291)           (4,657,198)
                                                                               ------------          ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares .....................................           17,359,473             4,455,442
    Dividend reinvestments ...........................................            1,546,951             2,378,853
    Cost of shares redeemed ..........................................          (20,489,986)          (16,990,749)
                                                                               ------------          ------------
    Net decrease in net assets from capital share transactions .......           (1,583,562)          (10,156,454)
                                                                               ------------          ------------
    Total increase (decrease) in net assets ..........................              154,511            (6,892,185)
NET ASSETS:
    Beginning of period ..............................................           97,866,215           104,758,400
                                                                               ------------          ------------
    End of period, including distributions in excess of net investment
       income of $(107,339) and $(2,005), respectively ...............         $ 98,020,726          $ 97,866,215
                                                                               ============          ============

-----------------------------------------------------------------------------------------------------------------

1 Unaudited.

See Notes to Financial Statements.

MANAGED MUNICIPAL FUND, INC.

FINANCIAL HIGHTLIGHTS--ISI SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                           FOR THE SIX
                                          MONTHS ENDED                 FOR THE YEARS ENDED OCTOBER 31,
                                            APRIL 30,        -------------------------------------------------------------
                                             2001 1          2000          1999          1998         1997        1996
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
    Net asset value,
       beginning of period .........         $ 10.47        $ 10.12       $ 11.01       $ 10.79      $ 10.58      $ 10.65
                                             -------        -------       -------       -------      -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
    Net investment income ..........            0.23           0.47          0.45          0.46         0.52         0.48
    Net realized and unrealized
       gain (loss) on investments ..            0.19           0.36         (0.83)         0.33         0.24           --
                                             -------        -------       -------       -------      -------      -------
    Total from Investment Operations            0.42           0.83         (0.38)         0.79         0.76         0.48
                                             -------        -------       -------       -------      -------      -------
LESS DISTRIBUTIONS:
    Net investment income and net
       realized short-term gains ...           (0.24)         (0.48)        (0.47)        (0.54)       (0.52)       (0.54)
    Net realized long-term gains ...              --             --         (0.04)        (0.03)       (0.03)       (0.01)
                                             -------        -------       -------       -------      -------      -------
    Total distributions ............           (0.24)         (0.48)        (0.51)        (0.57)       (0.55)       (0.55)
                                             -------        -------       -------       -------      -------      -------
    Net asset value, end of period .         $ 10.65        $ 10.47       $ 10.12       $ 11.01      $ 10.79      $ 10.58
                                             =======        =======       =======       =======      =======      =======
TOTAL RETURN 2 .....................            4.03%          8.44%        (3.61)%        7.51%        7.43%        4.67%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000):
       ISI Shares ..................         $66,520        $65,233       $70,609       $80,749      $79,003      $84,712
       Class A Shares ..............         $31,501        $32,633       $34,150       $37,212      $38,390      $41,193
    Ratios to Average Net Assets:
       Net investment income .......            4.28% 3        4.60%         4.23%         4.24%        4.46%        4.48%
       Expenses after waivers
         and/or reimbursements .....            0.92% 3,4      0.90%         0.90%         0.90%        0.90%        0.90%
       Expenses before waivers
         and/or reimbursements .....            1.02% 3        1.01%         1.10%         1.13%        1.10%        1.13%
    Portfolio turnover rate ........               8%            22%            8%           18%          26%          32%

-------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Total return excludes the effect of sales charge.
3 Annualized.
4 Beginning on March 1, 2001, the expense cap was increased from 90 basis points to 95 basis points.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Managed Municipal Fund (the 'Fund'), which was organized as a Maryland Corporation on January 5, 1990 and began operations February 26, 1990, is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

     The Fund consists of two share classes: ISI Managed Municipal Fund Shares ('ISI Shares'), which began operations February 26, 1990, and Deutsche Asset Management Managed Municipal Fund--Class A Shares ('Class A Shares'), which began operations October 23, 1990. Prior to April 9,2001, the Class A Shares were known as Flag Investors Managed Municipal Fund Class A Shares.

     The ISI Shares have a 4.45% maximum front-end sales charge and the Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

     VALUATION OF SECURITIES--Municipal obligations are usually traded in the over-the-counter market. The Fund utilizes the services of an independent pricing vendor to obtain prices when such prices are determined by the Investment Advisor to reflect the fair market value of such municipal obligations. When there is an available market quotation, the Fund values a municipal obligation by using the most recent quoted bid price provided by an investment dealer. When a market quotation is unavailable or may be unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At April 30, 2001 there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER--Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts on investments. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities. Management expects that there will be no impact to the Fund as a result of the adoption of these principles to the Fund's financial statements.

     DISTRIBUTIONS--It is the Fund's policy to declare and distribute dividends monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

     REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

     ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

B. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES--International Strategy & Investment Inc. ('ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%.

     ISI has contractually agreed to waive its fees through February 28, 2002, to the extent necessary, so that the Fund's annual expenses do not exceed 0.95% of its average daily net assets. Prior to March 1, 2001, ISI had contractually agreed to waive its fees, to the extent necessary, so that the Fund's annual operating expenses did not exceed 0.90% of its average daily net assets.

     Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche BankAG, is the Fund's Administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of the ISI Funds calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based upon the Fund's average daily net assets.

     ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC. These persons are not paid by the Fund for serving in these capacities.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

     ISI Group Inc. ('ISI Group'), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the six months ended April 30, 2001, ISI Group's fees were $82,640 of which $13,718 was payable as of April 30, 2001.

     ICC Distributors, Inc. ('ICC Distributors'), provides distribution services for the Class A Shares for which ICC Distributors is paid an annual fee, pursuant to rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the six months ended April 30, 2001, ICC Distributors' fees were $41,641 of which $6,627 was payable as of April 30, 2001.

C. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 55 million shares of $.001 par value capital stock (20 million ISI Shares, 15 million Class A Shares, 2.5 million Class B Shares, 15 million Class C Shares, 0.5 million Class D Shares and2 million undesignated). Transactions in capital shares were as follows:


                                                                             ISI SHARES
                      -----------------------------------------------------------------
                                      FOR THE SIX
                                     MONTHS ENDED                    FOR THE YEAR ENDED
                                 APRIL 30, 2001 1                      OCTOBER 31, 2000
                      ---------------------------         -----------------------------
                        SHARES             AMOUNT             SHARES             AMOUNT
                      --------        -----------         ----------       ------------
Sold                   196,381        $ 2,114,084            157,850         $1,614,138
Reinvested              61,919            661,459            141,374          1,439,025
Redeemed              (240,952)        (2,587,571)        (1,045,613)       (10,588,198)
                      --------        -----------         ----------       ------------
Net increase
  (decrease)            17,348           $187,972           (746,389)      $ (7,535,035)
                      ========        ===========         ==========       ============
----------------------------------------------------------------------------------------

1 Unaudited.


                                                                         CLASS A SHARES
                    -------------------------------------------------------------------
                                      FOR THE SIX
                                     MONTHS ENDED                    FOR THE YEAR ENDED
                                 APRIL 30, 2001 1                      OCTOBER 31, 2000
                    -----------------------------           ---------------------------
                        SHARES             AMOUNT             SHARES             AMOUNT
                    ----------        -----------           --------        -----------
Sold                 1,412,825        $15,245,389            279,723         $2,841,304
Reinvested              82,426            885,492             92,271            939,828
Redeemed            (1,653,195)       (17,902,415)          (630,393)        (6,402,551)
                    ----------        -----------           --------        -----------
Net decrease          (157,944)       $(1,771,534)          (258,399)       $(2,621,419)
                    ==========        ===========           ========        ===========

---------------------------------------------------------------------------------------

1 Unaudited.

D. PURCHASES AND SALES OF INVESTMENT SECURITIES--Excluding short-term obligations, purchases of investment securities aggregated $7,072,498 and sales of investment securities aggregated $12,501,482 for the six months ended April 30, 2001.

     On April 30, 2001, aggregate net unrealized depreciation over tax cost for portfolio securities was $2,221,446 of which $2,925,880 related to appreciated securities and $704,434 related to depreciated securities.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

                                       ISI
                                MANAGED MUNICIPAL
                                   FUND SHARES

DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt, Esq.
DIRECTOR

Nancy Lazar
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT

Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

Charles A. Rizzo
TREASURER

Bruce A. Rosenblum
ASSISTANT SECRETARY

Amy M. Olmert
ASSISTANT SECRETARY

Daniel O. Hirsch
ASSISTANT SECRETARY

INVESTMENT OBJECTIVE
A mutual fund designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

INVESTMENT ADVISOR
ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

SHAREHOLDER SERVICING AGENT
Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

DISTRIBUTOR
ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175